Interest income and expense	3 Months Ended
Jan. 31, 2019
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Interest income and expense
17.	Interest income and expense

The following table presents details of interest income from financial assets.

	For the three months ended
($ millions)	January 31 2019	October 31 2018	January 31 2018
Loans at amortized cost(1)	$7,091	$6,877	$5,803
Securities
Amortized cost(1)	95	82	90
FVOCI(1)	353	310	274
Other	68	96	35
Securities purchased under resale agreements and securities borrowed not at FVTPL(1)	130	129	98
Deposits with financial institutions(1)	254	226	181
Interest income	$7,991	$7,720	$6,481
(1)	The interest income on the financial assets measured at amortized cost and FVOCI is calculated using the effective interest method.

The following table presents details of interest expense from financial liabilities.

	For the three months ended
($ millions)	January 31 2019	October 31 2018	January 31 2018
Deposits
Amortized cost(1)	$3,335	$3,042	$2,246
FVTPL	–	21	10
Subordinated debentures(1)	61	55	52
Other
Amortized cost(1)	315	371	233
FVTPL	6	11	4
Interest expense	$3,717	$3,500	$2,545
(1)	The interest expense on the financial liabilities measured at amortized cost is calculated using the effective interest method.